Unaudited Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Thousands of Shares of Common Stock Outstanding	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interests
Accumulated other comprehensive loss (note 16)					$ (23,737)
Beginning Balance (in shares) at Dec. 31, 2019		100,784,000
Beginning Balance at Dec. 31, 2019	$ 2,571,593		$ 1,052,284	$ (546,684)		$ 2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent				(49,805)
Net Income (Loss) Attributable to Noncontrolling Interest						101,807
Net income	52,002
Other comprehensive income (loss)	(53,911)				(17,624)	(36,287)
Other dividends	16,353					16,353
Employee stock compensation and other, number of shares		324,000
Employee stock compensation and other	1,238		1,238
Changes to non-controlling interest from equity contributions and other	14,605			2,912	(321)
Changes to non-controlling interest from equity contributions and other						(17,196)
Ending Balance (in shares) at Mar. 31, 2020		101,108,000
Ending Balance at Mar. 31, 2020	2,486,664		1,053,522	(610,793)		2,085,617
Beginning Balance (in shares) at Dec. 31, 2019		100,784,000
Beginning Balance at Dec. 31, 2019	2,571,593		1,052,284	(546,684)		2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(63,489)
Net Income (Loss) Attributable to Noncontrolling Interest	199,603
Net income	136,114
Other comprehensive income (loss)	(57,591)
Ending Balance (in shares) at Sep. 30, 2020		101,109,000
Ending Balance at Sep. 30, 2020	2,529,930		1,056,113	(507,462)		2,033,112
Accumulated other comprehensive loss (note 16)					(41,682)
Beginning Balance (in shares) at Mar. 31, 2020		101,108,000
Beginning Balance at Mar. 31, 2020	2,486,664		1,053,522	(610,793)		2,085,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent				21,723
Net Income (Loss) Attributable to Noncontrolling Interest						103,777
Net income	125,500
Other comprehensive income (loss)	(8,192)				(2,958)	(5,234)
Other dividends	19,166					19,166
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)		(1,000)
Employee stock compensation and other	1,368		1,368
Changes to non-controlling interest from equity contributions and other	1,067			116,818	(9,030)
Changes to non-controlling interest from equity contributions and other						(106,721)
Ending Balance (in shares) at Jun. 30, 2020		101,107,000
Ending Balance at Jun. 30, 2020	2,587,241		1,054,890	(472,252)		2,058,273
Accumulated other comprehensive loss (note 16)					(53,670)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(35,407)			(35,407)
Net Income (Loss) Attributable to Noncontrolling Interest	(5,981)					(5,981)
Net income	(41,388)
Other comprehensive income (loss)	4,512				1,824	2,688
Other dividends	22,562					22,562
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)		2,000
Employee stock compensation and other	1,223		1,223
Changes to non-controlling interest from equity contributions and other	904			197	13
Changes to non-controlling interest from equity contributions and other						694
Ending Balance (in shares) at Sep. 30, 2020		101,109,000
Ending Balance at Sep. 30, 2020	2,529,930		1,056,113	(507,462)		2,033,112
Accumulated other comprehensive loss (note 16)					(51,833)
Accumulated other comprehensive loss (note 16)	(48,883)				(48,883)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated deficit	$ (527,028)
Beginning Balance (in shares) at Dec. 31, 2020	101,108,886	101,109,000
Beginning Balance at Dec. 31, 2020	$ 2,471,291		1,057,319	(527,028)		1,989,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent				29,951
Net Income (Loss) Attributable to Noncontrolling Interest						31,553
Net income	61,504
Other comprehensive income (loss)	43,666				17,860	25,806
Other dividends	19,174					19,174
Employee stock compensation and other, number of shares		177,000
Employee stock compensation and other	939		939
Changes to non-controlling interest from equity contributions and other	677			(20)	4
Changes to non-controlling interest from equity contributions and other						693
Ending Balance (in shares) at Mar. 31, 2021		101,286,000
Ending Balance at Mar. 31, 2021	$ 2,552,569		1,051,924	(497,097)		2,028,761
Beginning Balance (in shares) at Dec. 31, 2020	101,108,886	101,109,000
Beginning Balance at Dec. 31, 2020	$ 2,471,291		1,057,319	(527,028)		1,989,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	25,194
Net Income (Loss) Attributable to Noncontrolling Interest	(11,714)
Net income	13,480
Other comprehensive income (loss)	$ 41,264
Ending Balance (in shares) at Sep. 30, 2021	101,571,806	101,572,000
Ending Balance at Sep. 30, 2021	$ 2,460,026		1,053,059	(501,822)		1,941,036
Accumulated other comprehensive loss (note 16)					(31,019)
Beginning Balance (in shares) at Mar. 31, 2021		101,286,000
Beginning Balance at Mar. 31, 2021	2,552,569		1,051,924	(497,097)		2,028,761
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent				(1,844)
Net Income (Loss) Attributable to Noncontrolling Interest						(55,760)
Net income	(57,604)
Other comprehensive income (loss)	(11,160)				(4,751)	(6,409)
Other dividends	23,759					23,759
Employee stock compensation and other, number of shares		144,000
Employee stock compensation and other	976		976
Changes to non-controlling interest from equity contributions and other	1,352			144	6
Changes to non-controlling interest from equity contributions and other						1,202
Ending Balance (in shares) at Jun. 30, 2021		101,430,000
Ending Balance at Jun. 30, 2021	2,462,374		1,052,900	(498,797)		1,944,035
Accumulated other comprehensive loss (note 16)					(35,764)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(2,913)			(2,913)
Net Income (Loss) Attributable to Noncontrolling Interest	12,493					12,493
Net income	9,580
Other comprehensive income (loss)	8,758				3,509	5,249
Other dividends	21,348					21,348
Employee stock compensation and other, number of shares		142,000
Employee stock compensation and other	159		159
Changes to non-controlling interest from equity contributions and other	$ 503			(112)	8
Changes to non-controlling interest from equity contributions and other						607
Ending Balance (in shares) at Sep. 30, 2021	101,571,806	101,572,000
Ending Balance at Sep. 30, 2021	$ 2,460,026		$ 1,053,059	$ (501,822)		$ 1,941,036
Accumulated other comprehensive loss (note 16)	(32,247)				$ (32,247)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated deficit	$ (501,822)